SHARE CAPITAL AND RESERVES - The continuity of share purchase options (Details)		12 Months Ended
	Jan. 01, 2024 Options $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares
SHARE CAPITAL AND RESERVES
Option outstanding at the beginning	12,279,125				12,860,500				14,595,000
Option granted									2,647,500
Option exercised			(178,500)		(178,500)			(4,341,875)	(4,341,875)
Option cancelled/ forfeited/ expired					(402,875)				(40,125)
Option outstanding at the end					12,279,125				12,860,500	14,595,000
Option exercisable at the end					11,862,875				12,041,625
Weighted average exercise price, option outstanding at the beginning | $ / shares	$ 3.97			$ 4.01			$ 3.01
Weighted average exercise price, option granted | $ / shares							5.72
Weighted average exercise price of stock option exercised | $ / shares				0.74			1.76
Weighted average exercise price, option cancelled/ forfeited/ expired | $ / shares				6.55			7.12
Weighted average exercise price, option outstanding at the end | $ / shares				3.97			4.01			$ 3.01
Weighted average exercise price, option exercisable at the end | $ / shares				3.89			3.85
Weighted average contractual remaining life (years)		2 years 3 months				3 years 2 months 26 days				3 years 8 months 15 days
Weighted average contractual remaining life, option granted						4 years 11 months 4 days
Weighted average contractual remaining life, option exercisable at the end		2 years 2 months 12 days				3 years 1 month 24 days
Exercise price of $0.4
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		$ 0.40	$ 0.40	0.40	$ 0.40	$ 0.40	0.40	$ 0.40	$ 0.40
Option outstanding at the beginning					150,000				150,000
Option exercised					(150,000)
Option outstanding at the end									150,000	150,000
Option exercisable at the end									150,000
Exercise price of $0.5
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		0.50	0.50	0.50	$ 0.50	0.50	0.50	0.50	$ 0.50
Option outstanding at the beginning	1,725,000				1,725,000				1,925,000
Option exercised									(200,000)
Option outstanding at the end					1,725,000				1,725,000	1,925,000
Option exercisable at the end					1,725,000				1,725,000
Exercise price of $1
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		1.00	1.00	1.00	$ 1.00	1.00	1.00	1.00	$ 1.00
Option outstanding at the beginning	100,000				100,000				1,450,000
Option exercised									(1,350,000)
Option outstanding at the end					100,000				100,000	1,450,000
Option exercisable at the end					100,000				100,000
Exercise price of $1.075
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		1.075	1.075	1.075	$ 1.075	1.075	1.075	1.075	$ 1.075
Option outstanding at the beginning	75,000				75,000				200,000
Option exercised									(125,000)
Option outstanding at the end					75,000				75,000	200,000
Option exercisable at the end					75,000				75,000
Exercise price of $1.4
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		1.40	1.40	1.40	$ 1.40	1.40	1.40	1.40	$ 1.40
Option outstanding at the beginning	1,125,000				1,125,000				2,900,000
Option exercised									(1,775,000)
Option outstanding at the end					1,125,000				1,125,000	2,900,000
Option exercisable at the end					1,125,000				1,125,000
Exercise price of $2.07
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		2.07	2.07	2.07	$ 2.07	2.07	2.07	2.07	$ 2.07
Option outstanding at the beginning	50,000				75,000				115,000
Option exercised					(25,000)				(40,000)
Option outstanding at the end					50,000				75,000	115,000
Option exercisable at the end					50,000				75,000
Exercise price of $2.15
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		2.15	2.15	2.15	$ 2.15	2.15	2.15	2.15	$ 2.15
Option outstanding at the beginning	25,000				25,000				25,000
Option outstanding at the end					25,000				25,000	25,000
Option exercisable at the end					25,000				25,000
Exercise price of $4.1
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		4.10	4.10	4.10	$ 4.10	4.10	4.10	4.10	$ 4.10
Option outstanding at the beginning	5,305,000				5,305,000				6,155,000
Option exercised									(850,000)
Option outstanding at the end					5,305,000				5,305,000	6,155,000
Option exercisable at the end					5,305,000				5,305,000
Exercise price of $6.79
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		6.79	6.79	6.79	$ 6.79	6.79	6.79	6.79	$ 6.79
Option outstanding at the beginning	962,875				1,258,625				1,294,250
Option exercised									(1,875)
Option cancelled/ forfeited/ expired					(295,750)				(33,750)
Option outstanding at the end					962,875				1,258,625	1,294,250
Option exercisable at the end					940,000				1,168,625
Exercise price of $8.62
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		8.62	8.62	8.62	$ 8.62	8.62	8.62	8.62	$ 8.62
Option outstanding at the beginning	200,000				200,000				200,000
Option outstanding at the end					200,000				200,000	200,000
Option exercisable at the end					200,000				200,000
Exercise price of $8.7
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		8.70	8.70	8.70	$ 8.70	8.70	8.70	8.70	$ 8.70
Option outstanding at the beginning	125,000				125,000				125,000
Option outstanding at the end					125,000				125,000	125,000
Option exercisable at the end					87,500				50,000
Exercise price of $8.04
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		8.04	8.04	8.04	$ 8.04	8.04	8.04	8.04	$ 8.04
Option outstanding at the beginning	47,500				55,000				55,750
Option cancelled/ forfeited/ expired					(7,500)				(750)
Option outstanding at the end					47,500				55,000	55,750
Option exercisable at the end					33,250				22,000
Exercise Price of $8.98
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		8.98	8.98	8.98	$ 8.98	8.98	8.98	8.98	$ 8.98
Option outstanding at the beginning	22,500				24,375
Option granted									30,000
Option cancelled/ forfeited/ expired					(1,875)				(5,625)
Option outstanding at the end					22,500				24,375
Option exercisable at the end					12,375				7,500
Exercise Price of $5.75
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		5.75	5.75	5.75	$ 5.75	5.75	5.75	5.75	$ 5.75
Option outstanding at the beginning	340,000				340,000
Option granted									340,000
Option outstanding at the end					340,000				340,000
Option exercisable at the end					226,000				169,000
Exercise Price of $5
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		5.00	5.00	5.00	$ 5.00	5.00	5.00	5.00	$ 5.00
Option outstanding at the beginning	20,000				20,000
Option granted									20,000
Option outstanding at the end					20,000				20,000
Option exercisable at the end					20,000				10,000
Exercise Price of $5.68
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		$ 5.68	$ 5.68	$ 5.68	$ 5.68	$ 5.68	$ 5.68	$ 5.68	$ 5.68
Option outstanding at the beginning	2,156,250				2,257,500
Option granted									2,257,500
Option exercised					(3,500)
Option cancelled/ forfeited/ expired					(97,750)
Option outstanding at the end					2,156,250				2,257,500
Option exercisable at the end					1,938,750				1,834,500